Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
12.	INCOME TAXES

As referred to in Note 2 (b), Turquoise Hill must make significant estimates in respect of its provision for income taxes and the composition of its deferred income tax assets and liabilities. Turquoise Hill’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to Turquoise Hill’s financial position and results of operations.

Turquoise Hill’s (provision) recovery of income and capital taxes for continuing operations consists of the following:

	Year Ended December 31,
	2013	2012
Deferred income taxes	$(58,597)	$18,637
Withholding and other taxes	(41,348)	(31,536)

	$(99,945)	$(12,899)

Deferred income tax assets and liabilities for continuing operations at December 31, 2013 and 2012 arise from the following:

	December 31,
	2013	2012
Deferred income tax assets
Long-term investments	$27,311	$28,428
Property, plant and equipment	257,729	249,143
Loss carry-forwards and investment tax credits	1,177,073	1,034,778
Other	19,134	19,766

	1,481,247	1,332,115
Valuation allowance	(1,465,553)	(1,264,813)

Net deferred income tax assets	15,694	67,302

Deferred income tax liabilities
Property, plant and equipment	20,241	18,792

	20,241	18,792

Deferred income tax (liabilities) assets, net	$(4,547)	$48,510

A reconciliation of the (provision) recovery of income and capital taxes for continuing operations is as follows:

	Year Ended December 31,
	2013	2012

Recovery of income taxes based on the combined
Canadian federal and provincial statutory tax rates of 25.75% in 2013 and 25.0% in 2012 applied to the net loss from continuing operations	$68,781	$107,930
(Deduct) add:
Lower foreign tax rates	(3,439)	(728)
Tax benefit of losses not recognized	(172,976)	(99,955)
Withholdings and other taxes	(41,348)	(31,536)
Non-taxable portion of gains and losses	60,313	-
Foreign exchange and other	(11,276)	11,390

Provision for income and other taxes	$(99,945)	$(12,899)

At December 31, 2013, Turquoise Hill had the following unused tax losses from continuing operations:

		Local Currency	U.S. Dollar Equivalent (i)	Expiry Dates
Non-capital losses:
Canada	U.S. Dollar	344,005	$344,005	2032 to 2033
Mongolia	Mongolian Tugrik	2,013,504,238	$1,250,624	2018 to 2021
Indonesia	Indonesian Rupiah	102,838,070	$8,437	2014 to 2018
Hong Kong	Hong Kong Dollar	108,429	$13,990	(a)
Capital losses:
Canada	U.S. Dollar	104,015	$104,015	(b)

(i)	Translated using the year-end exchange rate.

(a)	These losses are carried forward indefinitely.
(b)	These losses are carried forward indefinitely, subject to change of control rules, for utilization against future net realized capital gains.

At December 31, 2013, Turquoise Hill has $762.6 million of unused investment tax credits in Mongolia. Unused investment tax credits earned in a particular taxation year may be credited against taxes payable in the subsequent three profitable tax years.

Turquoise Hill also has deductible temporary differences and unused tax losses in certain other foreign jurisdictions that are not disclosed above, as it is currently highly unlikely that these items will be utilized.

Turquoise Hill had no uncertain tax positions as of December 31, 2013 and 2012. Under current conditions and expectations, management does not foresee any significant changes in uncertain tax positions that would have a material impact on the Company’s financial statements.

During 2013 and 2012, Turquoise Hill did not recognize any accrued interest or penalties related to uncertain tax positions within the statement of operations or balance sheet.

Turquoise Hill is subject to taxes in Canada, Mongolia and various foreign countries. The tax years of major tax jurisdictions which remain subject to examination as of December 31, 2013 are as follows:

Canada	2006 to 2013
Mongolia	2008 to 2013